Summary of Significant Accounting Policies - Business Combination (Details) - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended		12 Months Ended
	Jul. 09, 2021	Nov. 30, 2020	Dec. 31, 2021	Jul. 09, 2021	Dec. 31, 2021	Dec. 31, 2020
Narrative Disclosures
Trust account cash	$ 345,000			$ 345,000
Redemption of common stock	$ 192,300
Shares redeemed (in shares)	19,227,063
Shares redeemed, price (in dollars per share)	$ 10.00
Tax withholding paid related to cash compensation paid to the Company's employees	$ 5,600
Business combination expenses			$ 3,080	7,011		$ 878
Payments of stock issuance costs		$ 19,700	19,618
Purchase Consideration
Equity consideration paid to existing Sunlight Financial LLC ownership in Class A Common Stock, net				357,800
Rollover of Sunlight Financial LLC historical warrants				2,499
Cash consideration to Sellers, net				296,281
Cash paid for seller transaction costs				8,289
Purchase consideration				664,869
Fair Value of Net Assets Acquired
Goodwill	$ 670,014		$ 445,756	$ 670,014	$ 445,756
Equity Consideration
Fair value per share (in dollars per share)	$ 9.46			$ 9.46
Equity consideration paid to Sellers, net				$ 357,800
Noncontrolling Interest
Fair value per unit (in dollars per share)	$ 9.46			$ 9.46
Pro Forma Operating Results
Total revenues					114,738	69,564
Net income (loss) before income taxes					(217,023)	(99,905)
Income tax benefit					3,038	15,138
Noncontrolling interests					75,646	34,824
Net income (loss) attributable to Common Class A shareholders					$ (138,338)	$ (49,944)
IPO
Narrative Disclosures
Stock issued (in shares)		34,500,000
Consideration received		$ 345,000
Payments of stock issuance costs	$ 12,100
PIPE
Narrative Disclosures
Stock issued (in shares)	25,000,000
Consideration received	$ 250,000
Payments of stock issuance costs	7,500
Sunlight Financial LLC
Narrative Disclosures
Cash received	55,100
Business combination expenses				$ 7,000
Payment of acquisition-related advisory fees	7,900
Fair Value of Net Assets Acquired
Goodwill	670,457			670,457
Intangible assets	407,600			407,600
Property and equipment	1,047			1,047
Due from affiliates	1,839			1,839
Other assets	4,561			4,561
Accounts payable and accrued expenses	(19,210)			(19,210)
Funding commitments	(21,485)			(21,485)
Debt	(20,613)			(20,613)
Due to affiliates	(761)			(761)
Deferred tax liability	(42,212)			(42,212)
Other liabilities	(512)			(512)
Fair value of noncontrolling interests	(427,211)			(427,211)
Fair value of net assets acquired	664,869			$ 664,869
Equity Consideration
Acceleration of post business combination expense, cash portion	0
Acquired Intangible Assets
Fair value, intangible assets acquired	$ 407,600
Noncontrolling Interest
Noncontrolling interest percent	34.90%		35.00%	34.90%	35.00%
Fair value of Class EX units	$ 437,204			$ 437,204
Less: Postcombination compensation expenses				(9,993)
Noncontrolling interests	$ 427,211			$ 427,211
Sunlight Financial LLC | Contractor relationships
Acquired Intangible Assets
Weighted average useful lives, intangible assets acquired	11 years 6 months
Fair value, intangible assets acquired	$ 350,000
Sunlight Financial LLC | Capital provider relationships
Acquired Intangible Assets
Weighted average useful lives, intangible assets acquired	9 months 18 days
Fair value, intangible assets acquired	$ 43,000
Sunlight Financial LLC | Trademarks/trade names
Acquired Intangible Assets
Weighted average useful lives, intangible assets acquired	10 years
Fair value, intangible assets acquired	$ 7,900
Sunlight Financial LLC | Developed technology
Acquired Intangible Assets
Weighted average useful lives, intangible assets acquired	5 years
Fair value, intangible assets acquired	$ 6,700
Sunlight Financial LLC | Class A common stock
Purchase Consideration
Equity consideration paid to existing Sunlight Financial LLC ownership in Class A Common Stock, net	$ (357,800)
Equity Consideration
Common Class A shares	38,151,192
Fair value per share (in dollars per share)	$ 9.46			$ 9.46
Equity consideration paid to existing Blocker Holders	$ 360,910
Acceleration of post business combination expense	(3,110)
Equity consideration paid to Sellers, net	$ (357,800)
Noncontrolling Interest
Fair value per unit (in dollars per share)	$ 9.46			$ 9.46
Sunlight Financial LLC | Common Class EX
Noncontrolling Interest
Common Class EX units (in shares)				46,216,054,000
Sunlight Financial LLC
Fair Value of Net Assets Acquired
Cash and cash equivalents	$ 59,786			$ 59,786
Restricted cash	3,844			3,844
Sunlight Financial LLC | Advances
Fair Value of Net Assets Acquired
Advances and Financing receivables	42,622			42,622
Sunlight Financial LLC | Loans and Loan Participations
Fair Value of Net Assets Acquired
Advances and Financing receivables	$ 5,117			$ 5,117